Operating Revenue (Schedule of Operating Revenue Recognition from Contracts with Customers) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Public Utilities General Disclosures [Line Items]
Operating revenue														$ 7,348
Operating revenue		$ 3,361	$ 3,451	$ 3,088	$ 3,466	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 13,366	[1]	$ 12,586	[1]	11,737	[1]
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue		1,810	2,232	1,829	1,748	1,824	2,154	1,747	1,831	7,619	[2]	7,556	[2]	7,588	[2]
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue		$ 566	$ 533	$ 508	$ 389	$ 405	$ 351	$ 363	$ 404	1,996	[3]	$ 1,523	[3]	$ 1,374	[3]
Subsequent To Adoption of Revised Guidance
Public Utilities General Disclosures [Line Items]
Operating revenue										12,895
Nonregulated electric sales										1,294
Nonregulated gas sales										214
Nonregulated gas transportation and storage										442
Other regulated revenues										179
Other nonregulated revenues										563
Operating revenue										13,366
Subsequent To Adoption of Revised Guidance | FERC-regulated
Public Utilities General Disclosures [Line Items]
Regulated gas transportation and storage										1,091
Subsequent To Adoption of Revised Guidance | State-regulated
Public Utilities General Disclosures [Line Items]
Regulated gas transportation and storage										640
Subsequent To Adoption of Revised Guidance | Residential
Public Utilities General Disclosures [Line Items]
Regulated gas sales										818
Subsequent To Adoption of Revised Guidance | Commercial
Public Utilities General Disclosures [Line Items]
Regulated gas sales										221
Subsequent To Adoption of Revised Guidance | Other
Public Utilities General Disclosures [Line Items]
Regulated gas sales										36
Subsequent To Adoption of Revised Guidance | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue										3,413
Subsequent To Adoption of Revised Guidance | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue										2,503
Subsequent To Adoption of Revised Guidance | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue										490
Subsequent To Adoption of Revised Guidance | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue										854
Subsequent To Adoption of Revised Guidance | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue										137
Subsequent To Adoption of Revised Guidance | Other
Public Utilities General Disclosures [Line Items]
Operating revenue	[4],[5]									471
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue										7,584
Other regulated revenues										132
Other nonregulated revenues										55
Operating revenue										7,619
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue										3,413
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue										2,503
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue										490
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue										854
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue										137
Subsequent To Adoption of Revised Guidance | Virginia Electric and Power Company | Other
Public Utilities General Disclosures [Line Items]
Operating revenue	[4],[6]									35
Subsequent To Adoption of Revised Guidance | Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue										2,002
Nonregulated gas sales	[6]									7
Nonregulated gas transportation and storage										442
Other regulated revenues	[5]									19
Other nonregulated revenues	[5],[6]									3
Operating revenue										1,996
Management service revenue	[6]									257
Subsequent To Adoption of Revised Guidance | Dominion Energy Gas Holdings, LLC | FERC-regulated
Public Utilities General Disclosures [Line Items]
Regulated gas transportation and storage										1,249
Subsequent To Adoption of Revised Guidance | Dominion Energy Gas Holdings, LLC | Wholesale
Public Utilities General Disclosures [Line Items]
Regulated gas sales										25
Subsequent To Adoption of Revised Guidance | Dominion Energy Gas Holdings, LLC | Other
Public Utilities General Disclosures [Line Items]
Operating revenue										$ (6)

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to affiliates.
[3]	See Note 24 for amounts attributable to related parties.
[4]	Amounts above include $15 million of alternative revenue at Dominion Energy and Virginia Power for the year ended December 31, 2018.
[5]	Amounts above include $241 million and $10 million for the year ended December 31, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas, respectively, which are considered to be goods transferred at a point in time. In addition, the amounts include $17 million and $11 million of sales of renewable energy credits at both Dominion Energy and Virginia Power for the year ended December 31, 2018, respectively, which are considered to be goods transferred at a point in time.
[6]	See Notes 9 and 24 for amounts attributable to related parties and affiliates.